Petroleum and Natural Gas Sales (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Petroleum and natural gas sales	$ 975,477	$ 1,805,919
Trade receivable, accrued petroleum and natural gas sales
Disclosure of operating segments [line items]
Included in accounts receivable	81,300	138,000
Canada
Disclosure of operating segments [line items]
Petroleum and natural gas sales	571,741	1,077,724
U.S.
Disclosure of operating segments [line items]
Petroleum and natural gas sales	403,736	728,195
Light oil and condensate
Disclosure of operating segments [line items]
Petroleum and natural gas sales	623,585	1,138,650
Light oil and condensate | Canada
Disclosure of operating segments [line items]
Petroleum and natural gas sales	296,125	538,487
Light oil and condensate | U.S.
Disclosure of operating segments [line items]
Petroleum and natural gas sales	327,460	600,163
Heavy oil
Disclosure of operating segments [line items]
Petroleum and natural gas sales	236,235	500,187
Heavy oil | Canada
Disclosure of operating segments [line items]
Petroleum and natural gas sales	236,235	500,187
Heavy oil | U.S.
Disclosure of operating segments [line items]
Petroleum and natural gas sales	0	0
NGL
Disclosure of operating segments [line items]
Petroleum and natural gas sales	40,882	69,077
NGL | Canada
Disclosure of operating segments [line items]
Petroleum and natural gas sales	6,037	8,430
NGL | U.S.
Disclosure of operating segments [line items]
Petroleum and natural gas sales	34,845	60,647
Natural gas sales
Disclosure of operating segments [line items]
Petroleum and natural gas sales	74,775	98,005
Natural gas sales | Canada
Disclosure of operating segments [line items]
Petroleum and natural gas sales	33,344	30,620
Natural gas sales | U.S.
Disclosure of operating segments [line items]
Petroleum and natural gas sales	$ 41,431	$ 67,385